Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Receivables

	2017 €m	2016 €m
Current
Trade receivables	2,456	2,773
Amounts receivable in respect of construction contracts (i)	773	792
Total trade receivables, gross	3,229	3,565
Provision for impairment	(131)	(152)
Total trade receivables, net	3,098	3,413
Amounts receivable from equity accounted investments	8	9
Prepayments and other receivables	524	557
Total	3,630	3,979

Non-current
Other receivables	156	212

The carrying amounts of current and non-current trade and other receivables approximate their fair value largely due to the short-term maturities and nature of these instruments.

(i)	Includes unbilled revenue and retentions held by customers in respect of construction contracts at the balance sheet date amounting to €176 million and €154 million respectively (2016: €149 million and €167 million respectively).

Summary of Provision for Impairment of Receivables

The movements in the provision for impairment of receivables during the financial year were as follows:

	2017 €m	2016 €m	2015 €m
At 1 January	152	161	106
Translation adjustment	(7)	(1)	5
Provided during year	32	43	40
Reclassified (as)/from held for sale	(6)	-	2
Disposed of during year	-	(1)	(4)
Written off during year	(36)	(43)	(36)
Arising on acquisition (note 31)	3	2	55
Recovered during year	(7)	(9)	(7)
At 31 December	131	152	161

Schedule of Aged Analysis of Trade Receivables and Amounts Receivable in Respect of Construction Contracts at Balance Sheet Date

The aged analysis of trade receivables and amounts receivable in respect of construction contracts at the balance sheet date was as follows:

	2017 €m	2016 €m
Neither past due nor impaired	2,070	2,414
Past due but not impaired:
- less than 60 days	832	774
- 60 days or greater but less than 120 days	129	120
- 120 days or greater	67	105
Past due and impaired (partial or full provision)	131	152
Total	3,229	3,565